DEAR FELLOW SHAREHOLDERS:

     It is now official! The U.S. economy has entered its tenth recession since World War II. The pronouncement came late in November 2001. The economic recovery reached its peak at the end of the first quarter of 2001. It was concluded that there has been sufficient, widespread weakness in employment, production, and sales to warrant the recession label. As will be discussed in greater detail below, this recession will have different characteristics than previous recessions. The first difference is the fact that the Federal Open Market Committee started lowering interest rates before the peak in economic activity was reached. In fact for the entire year, the Federal Reserve (the "Fed") reduced the Federal Funds rate 11 times for a total decline of 475 basis points (a decline of approximately 73%). As a result of the decline in interest rates, especially during the second half of the year, and strong investor demand for high quality corporate bonds, the Fund enjoyed another good year of investment performance. For example, the common stock's total rate of return for the second half of 2001, including the reinvestment of dividends, was (0.51%). In comparison, the Standard & Poor's 500 Index ("S&P"), for the same period and including the reinvestment of dividends, had a rate of return of (5.57%). Similarly, the Dow Jones Industrial Average's ("DJIA") total return was (3.65%), with dividends reinvested. For the year ended December 31, 2001, with dividends reinvested, the investment returns were: DUC common stock 11.90%, S&P (11.88%) and DJIA (5.44%). At the year-end closing price of $13.21, the common stock had an annual dividend yield of 7.72% based on the dividend of $1.02 per share.

     As suggested above, the current recession has several differences when compared to previous recessions. In addition to the Fed's early start in reducing interest rates, another major difference is the fact that the recession did not begin with negative consumer spending. Although spending is down from the heady levels of 1999 and 2000, the consumer, nevertheless, has remained a positive contributor to economic growth. This fact stands in stark contrast to the start of other recessions when it was the lack of consumer spending, combined with higher interest rates or an exogenous shock, which pushed the economy into recession. Rather, the beginning of the current recession had its start in the bursting of the technology bubble in 2000, the economic drag from high inventories and the glut of manufacturing capacity. These factors put downward pressure on corporate profits, which resulted in reduced output, lower capital spending and rising layoffs.

     In spite of serious headwinds, such as last year's high energy prices, back-to-back declines in most equity prices, rising unemployment and falling confidence, the consumer remained modestly upbeat. The consumer continued to spend on housing, home furnishings and autos. However, the tragic events of September 11, 2001 appeared to push the consumer over the edge, as all measurements of confidence plunged. In addition, the consumer was further hurt as both initial jobless claims and national unemployment rates continued to rise. This last development, plus the general malaise in the manufacturing sector produced both economic and financial uncertainties. However, to offset this both the Fed and the Federal Government became much more stimulative. For example, the Fed flooded the financial system with billions of dollars of liquidity while continuing to cut interest rates to a forty-year low. Also, the Bush Administration, in addition to the $38 billion in tax rebates and lower tax rates going forward, pushed more funds into the economy by agreeing to $40 billion in emergency expenditures, spending additional monies on home security and national defense and generally spending a large portion of the projected budget surplus. Finally, the combination of these extraordinary measures plus substantial progress in the war on terrorism, helped put a little more lilt in the pace of the consumer.

     The uncertain financial and economic environment produced mixed results regarding the change in yields for U.S. Treasury securities. For example, aggressive Fed easing helped push the yield on shorter dated securities substantially lower while longer dated yields hardly moved. For instance, two-year yields declined 207 basis points to end the year yielding 3.02%. In comparison, the yields on ten and thirty-year securities hardly moved as the ten-year yield declined only 7 basis points to 5.05% while the yield on the thirty-year was unchanged at 5.46%. The good news, however, is that despite the uncertain environment and a record amount of issuance, corporate securities far outperformed similar maturity U.S. Treasury issues, as the additional yield on corporate bonds remains near historical wides. For example, long dated treasuries returned 4.21% for the year while A-rated corporate bonds returned 12.47%.

     The good relative performance of the investment grade fixed income markets can be seen from the second half and full year results of the Lehman Brothers Aggregate Index. The returns were 4.66% and 8.44%, respectively. In comparison, the Fund had a Net Asset Value total rate of return of 6.26% for the second half of the year and 13.04% for the full year. The Fund's better performance was helped by its holdings of high quality corporate bonds.

     As we look forward, it appears that the economy still faces some strong headwinds, which may make the eventual recovery somewhat more muted than the typical. According to Wall Street economists, in the past seven recessions, the economy grew on average 6.50% in the four quarters following the recession's trough. It is our feeling that the economy will grow several percentage points below that average for the following reasons: the consumer never really went into a serious spending slump, so there is little reason to expect a strong snap back; the same can be said for the housing and auto sectors; worldwide excess manufacturing capacity; pockets of inventory over hang; and, weak demand abroad. As a result of the slower recovery, we expect low inflation, little additional help from the Fed and a flatter yield curve as the Fed starts to drain away some of the economy's liquidity. The flattening of the yield curve will come as a result of short-term interest rates rising significantly more than longer-term interest rates. Furthermore, we are projecting a more positive economic environment and, therefore, expect corporate securities to turn in another good year of relative investment performance.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     To those of you receiving dividends in cash, you may want to consider taking advantage of the dividend reinvestment and cash purchase plan (the "Plan") available to all registered shareholders of the Fund. Under the Plan, the Fund absorbs all administrative costs (except brokerage commissions, if any) so that the total amount of your dividends and other distributions may be reinvested in additional shares of the Fund. Also, the cash purchase option permits participants to purchase shares in the open market through the Plan Agent. Additional information about the Plan is available from The Bank of New York, 1-800-524-4458, or for more details, please turn to page 18.

     We appreciate your investment in Duff & Phelps Utility and Corporate Bond Trust Inc. and look forward to continuing our service to you.

Sincerely,

/s/ Francis E. Jeffries

Francis E. Jeffries, CFA
Chairman and President

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

                                                                         RATINGS
                                                                       (UNAUDITED)
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            -- LONG-TERM INVESTMENTS--136.0%
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS(A)--25.8%
            Federal National Mortgage Association,
 $10,225    8.00%, 10/01/30.......................................  Aaa       AAA        $  10,717,269
   5,500    7.00%, 12/01/31.......................................  Aaa       AAA            5,603,125
            Government National Mortgage Association
            Pass-Through Certificates,
     734    7.00%, 3/15/26........................................  Aaa       AAA              752,936
   1,699    7.50%, 5/15/26........................................  Aaa       AAA            1,761,737
   2,021    8.00%, 11/15/30.......................................  Aaa       AAA            2,115,752
   3,192    8.00%, 2/15/31........................................  Aaa       AAA            3,341,297
            U.S. Treasury Bonds,
  12,900    10.750%, 2/15/03(b)...................................  Aaa       AAA           14,093,250
  40,000    10.375%, 11/15/12(b)..................................  Aaa       AAA           51,268,750
                                                                                         -------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (cost $86,282,298)....................................                          89,654,116
                                                                                         -------------
            CORPORATE BONDS--110.2%
            AUTO & TRUCK--3.7%
   7,250    Ford Motor Company,
              9.215%, 9/15/21.....................................  A3        BBB+           7,908,952
   5,000    General Motors Corporation,
              8.10%, 6/15/24......................................  A3        BBB+           5,025,274
                                                                                         -------------
                                                                                            12,934,226
                                                                                         -------------
            BROADCASTING & PUBLISHING--2.1%
   6,550    Continental Cablevision, Inc.,
              9.50%, 8/01/13......................................  Baa2      BBB+           7,345,530
                                                                                         -------------
            FINANCIAL--17.7%
  10,000    American Express Co.,
              8.625%, 5/15/22.....................................  A1        A+            10,485,749
   7,000    Countrywide Capital I,
              8.00%, 12/15/26.....................................  Baa1      BBB+           7,037,275

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

                                                                         RATINGS
                                                                       (UNAUDITED)
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            FINANCIAL (CONTINUED)
 $ 8,000    Ford Motor Credit Company,
              7.60%, 8/01/05......................................  A2        BBB+       $   8,235,640
   5,000    General Motors Acceptance Corporation,
              6.38%, 1/30/04......................................  A2        BBB+           5,126,200
  10,000    Great Western Financial Trust II,
              8.206%, 2/01/27.....................................  Baa1      BBB-           9,746,450
  10,000    KeyCorp Institutional Capital B,
              8.25%, 12/15/26.....................................  A3        BBB           10,105,250
  10,000    NationsBank Capital Trust IV,
              8.25%, 4/15/27......................................  Aa3       A-            10,606,200
                                                                                         -------------
                                                                                            61,342,764
                                                                                         -------------
            INDUSTRIAL--40.9%
   5,000    Archer-Daniels-Midland Company,
              8.125%, 6/01/12.....................................  A1        A+             5,709,575
            Dayton Hudson Corp.,
   5,000    8.60%, 1/15/12........................................  A2        A+             5,859,250
  15,000    8.50%, 12/01/22.......................................  A2        A+            15,678,074
   3,450    Fort James Corporation,
              9.25%, 11/15/21.....................................  Baa3      BBB-           3,433,474
            Georgia Pacific Corp.,
  10,000    9.625%, 3/15/22.......................................  Baa3      BBB-          10,153,849
   3,000    8.625%, 4/30/25.......................................  Baa3      BBB-           2,786,325
  10,250    McDonnell Douglas Corporation,
              9.75%, 4/01/12......................................  A3        AA-           12,541,644
   5,000    Occidental Petroleum Corporation,
              9.25%, 8/01/19......................................  Baa2      BBB            5,942,350
  15,000    Phillips Petroleum Company,
              8.49%, 1/01/23......................................  A3        BBB+          15,754,050
  10,000    Sears Roebuck and Co.,
              9.375%, 11/01/11....................................  A3        A-            11,785,500
   5,000    Sun Company, Inc.,
              9.00%, 11/01/24.....................................  Baa2      BBB            5,801,525

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

                                                                         RATINGS
                                                                       (UNAUDITED)
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            INDUSTRIAL (CONTINUED)
            Tele-Communications, Inc.,
 $ 5,275    10.125%, 4/15/22......................................  Baa2      BBB+       $   6,736,782
   3,200    9.875%, 6/15/22.......................................  Baa2      BBB+           3,857,600
   5,000    Time Warner Entertainment Company, L.P.,
              8.875%, 10/01/12....................................  Baa1      BBB+           5,836,800
   5,000    Time Warner Inc.,
              9.15%, 2/01/23......................................  Baa1      BBB+           5,987,000
  10,000    Trans-Canada Pipelines Limited,
              9.875%, 1/01/21.....................................  A2        A-            12,443,500
  10,000    USX Corporation,
              9.125%, 1/15/13.....................................  Baa1      BBB+          11,784,600
                                                                                         -------------
                                                                                           142,091,898
                                                                                         -------------
            TELEPHONE--20.6%
  10,500    AT&T Corp.,
              8.35%, 1/15/25......................................  A3        BBB+          10,393,162
  10,000    Bell Canada Inc.,
              9.50%, 10/15/10.....................................  A2        A+            11,616,020
   5,000    Deutsche Telekom International Finance,
              8.25%, 6/15/30......................................  A3        A-             5,565,600
  10,000    MCI Communications Corp.,
              8.25%, 1/20/23......................................  A3        BBB+           9,900,650
   5,000    New York Telephone Co.,
              8.625%, 11/15/10....................................  A1        A+             5,826,200
  10,125    Sprint Corp.,
              9.25%, 4/15/22......................................  Baa1      BBB+          11,634,486
  16,000    WorldCom Inc.
              6.50%, 5/15/04......................................  A3        BBB+          16,461,520
                                                                                         -------------
                                                                                            71,397,638
                                                                                         -------------
            UTILITIES--ELECTRIC--25.2%
  10,000    Arizona Public Service Co.,
              8.00%, 2/01/25(b)...................................  A3        A-             9,844,100
  10,000    Boston Edison Co.,
              7.80%, 3/15/23......................................  A1        A             10,355,300

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

                                                                         RATINGS
                                                                       (UNAUDITED)
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            UTILITIES--ELECTRIC (CONTINUED)
 $10,000    CalEnergy Company, Inc.,
              8.48%, 9/15/28......................................  Baa3      BBB-       $  10,581,050
  17,438    ComEd Financing II,
              8.50%, 1/15/27......................................  Baa2      BBB           17,348,542
   6,000    Dayton Power & Light Co.,
              8.15%, 1/15/26......................................  A2        BBB+           5,710,980
   1,500    Houston Lighting & Power Company,
              7.75%, 3/15/23......................................  A3        BBB+           1,439,512
   5,000    Hydro-Quebec,
              9.50%, 11/15/30(b)..................................  A1        A+             6,866,650
  10,000    Pacific Gas & Electric Co.,
              8.25%, 11/01/22.....................................  B3        CCC            9,650,000
   5,000    Pennsylvania Power & Light Co.,
              8.50%, 5/01/22......................................  A3        A-             5,207,775
  10,000    Texas Utilities Electric Co.,
              8.875%, 2/01/22.....................................  A3        BBB+          10,343,299
                                                                                         -------------
                                                                                            87,347,208
                                                                                         -------------
            TOTAL CORPORATE BONDS (cost $383,809,584).............                         382,459,264
                                                                                         -------------
            TOTAL LONG-TERM INVESTMENTS
            (cost $470,091,882)...................................                         472,113,380
                                                                                         -------------
            -- SHORT-TERM INVESTMENTS--16.0%
            COMMERCIAL PAPER--1.3%
            General Electric Capital Corp.,
   2,300    1.88%, 1/30/02............................................................       2,300,000
   2,300    1.84%, 2/27/02............................................................       2,300,000
                                                                                         -------------
            TOTAL COMMERCIAL PAPER (cost $4,600,000)..................................       4,600,000
                                                                                         -------------

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001

PRINCIPAL                                                                                   MARKET
 AMOUNT                                                                                      VALUE
  (000)                                    DESCRIPTION                                     (NOTE 1)
---------   --------------------------------------------------------------------------   -------------
            TIME DEPOSITS--14.7%
 $51,060    National Australia Bank Ltd. Cayman,
              1.875%, 1/02/02(c)
            (cost $51,060,000)........................................................   $  51,060,000
                                                                                         -------------
            TOTAL SHORT-TERM INVESTMENTS
            (cost $55,660,000)........................................................      55,660,000
                                                                                         -------------
            TOTAL INVESTMENTS--152.0%
            (cost $525,751,882) (Note 3)..............................................     527,773,380
            Liabilities, less cash and other assets--(52.0%)..........................    (180,659,854)
                                                                                         -------------
            NET ASSETS--100%..........................................................   $ 347,113,526
                                                                                         =============

------------------------------------
(a) AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

(b) As of 12/31/01, securities, or portions thereof, loaned to National Australia Bank Ltd.

(c) Purchased with cash collateral received for portfolio securities loaned.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

ASSETS
Investments, at value (cost $478,353,983)...................  $478,206,216
Securities on loan, at value (cost $47,397,899).............    49,567,164
Cash........................................................     5,062,371
Interest receivable.........................................     9,827,656
Receivable for common stock reinvestments...................       254,572
Other assets................................................        50,857
                                                              ------------
     Total assets...........................................   542,968,836
                                                              ------------
LIABILITIES
Commercial paper (Note 5)...................................   142,092,233
Payable upon return of securities loaned (Note 4)...........    51,060,000
Dividend to shareholders....................................     2,229,187
Investment advisory fee payable (Note 2)....................       202,946
Administrative fee payable (Note 2).........................        43,141
Accrued expenses and other liabilities......................       227,803
                                                              ------------
     Total liabilities......................................   195,855,310
                                                              ------------
NET ASSETS..................................................  $347,113,526
                                                              ============
CAPITAL
Common stock, $.01 par value, 600,000,000 shares authorized,
  26,244,968 shares issued and outstanding (Note 6).........  $    262,450
Additional paid-in capital..................................   359,159,362
Distribution in excess of net investment income.............    (9,657,713)
Accumulated net realized loss on investment transactions....    (4,672,071)
Net unrealized appreciation on investments..................     2,021,498
                                                              ------------
NET ASSETS..................................................  $347,113,526
                                                              ============
Net asset value per share of common stock:
  ($347,113,526 / 26,244,968 shares of common stock issued
  and outstanding)..........................................  $      13.23
                                                              ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Interest income...........................................  $35,627,473
  Security lending fee income (Note 4)......................       25,589
                                                              -----------
     Total investment income................................   35,653,062
                                                              -----------
EXPENSES
  Investment advisory fee (Note 2)..........................    2,419,552
  Administrative fee (Note 2)...............................      513,400
  Directors' fees...........................................      206,407
  Commercial paper fee......................................      172,503
  Commissions expense--commercial paper.....................      144,989
  Commitment fees (Note 5)..................................      136,875
  Transfer agent fee and expenses...........................      128,522
  Professional fees.........................................      105,216
  Custodian fee and expenses................................       50,610
  Registration fee..........................................       35,000
  Reports to shareholders...................................       25,997
  Other.....................................................       13,960
                                                              -----------
  Total operating expenses..................................    3,953,031
  Interest expense--commercial paper (Note 5)...............    6,540,906
                                                              -----------
     Total expenses.........................................   10,493,937
                                                              -----------
     Net investment income..................................   25,159,125
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions..............    1,947,343
  Net change in unrealized appreciation/depreciation on
     investments............................................   14,720,088
                                                              -----------
     Net realized and unrealized gain on investments........   16,667,431
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $41,826,556
                                                              ===========

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

INCREASE (DECREASE) IN CASH
Cash flows provided by (used for) operating activities:
     Interest received......................................  $ 38,303,537
     Expenses paid..........................................    (3,967,663)
     Interest expense paid..................................    (7,282,928)
     Purchase of long-term portfolio investments............   (60,242,139)
     Proceeds from sale of long-term portfolio
       investments..........................................    58,793,196
     Net purchases in excess of proceeds from sales of
       short-term portfolio investments.....................    (3,431,000)
                                                              ------------
     Net cash provided by (used for) operating activities...    22,173,003
                                                              ------------
Cash flows provided by (used for) financing activities:
     Net cash provided from securities loaned...............     1,131,000
     Net cash provided from commercial paper................     1,413,444
     Cash dividends paid to shareholders....................   (21,669,107)
                                                              ------------
     Net cash provided by (used for) financing activities...   (19,124,663)
                                                              ------------
Net increase in cash........................................     3,048,340
        Cash at beginning of year...........................     2,014,031
                                                              ------------
        Cash at end of year.................................  $  5,062,371
                                                              ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations........  $ 41,826,556
                                                              ------------
     Decrease in investments................................    (2,707,996)
     Net realized gain on investments transactions..........    (1,947,343)
     Net change in unrealized appreciation/depreciation on
       investments..........................................   (14,720,088)
     Decrease in interest receivable........................       478,528
     Increase in other assets...............................        (7,382)
     Decrease in interest payable...........................      (742,022)
     Decrease in accrued expenses and other liabilities.....        (7,250)
                                                              ------------
        Total adjustments...................................   (19,653,553)
                                                              ------------
Net cash provided by (used for) operating activities........  $ 22,173,003
                                                              ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE              FOR THE
                                                      YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31, 2001    DECEMBER 31, 2000
                                                   -----------------    -----------------
OPERATIONS
  Net investment income..........................    $ 25,159,125         $ 25,590,183
  Net realized gain on investment transactions...       1,947,343            1,960,282
  Net change in unrealized
     appreciation/depreciation on investments....      14,720,088            2,416,653
                                                     ------------         ------------
  Net increase in net assets resulting from
     operations..................................      41,826,556           29,967,118
                                                     ------------         ------------
DIVIDENDS TO SHAREHOLDERS
  From net investment income.....................     (24,998,956)         (27,051,868)
  In excess of net investment income.............      (1,659,944)            (160,169)
                                                     ------------         ------------
                                                      (26,658,900)         (27,212,037)
CAPITAL STOCK TRANSACTIONS
  Reinvestment of dividends resulting in the
     issuance of 210,059 and 19,595 shares of
     Common Stock, respectively..................       2,767,497              247,681
                                                     ------------         ------------
  Total increase in net assets...................      17,935,153            3,002,762
NET ASSETS
  Beginning of year..............................     329,178,373          326,175,611
                                                     ------------         ------------
  End of year....................................    $347,113,526         $329,178,373
                                                     ============         ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                              FINANCIAL HIGHLIGHTS

                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2001       2000       1999       1998       1997
                                                      --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year..................  $  12.64   $  12.54   $  14.79   $  14.48   $  13.80
                                                      --------   --------   --------   --------   --------
  Net investment income(1)(2).......................      0.96       0.98       1.06       1.06       1.08
  Net realized and unrealized gain (loss) on
    investments transactions(2).....................      0.65       0.17      (2.13)      0.43       0.78
                                                      --------   --------   --------   --------   --------
  Net increase (decrease) from investment
    operations......................................      1.61       1.15      (1.07)      1.49       1.86
                                                      --------   --------   --------   --------   --------
Dividends from net investment income................     (1.02)     (1.05)     (1.18)     (1.18)     (1.18)
                                                      --------   --------   --------   --------   --------
Net asset value, end of year(3).....................  $  13.23   $  12.64   $  12.54   $  14.79   $  14.48
                                                      ========   ========   ========   ========   ========
Per share market value, end of year(3)..............  $  13.21   $  12.75   $11.5625   $ 15.375   $14.4375
                                                      ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN(4)..........................     11.90%     20.41%    (18.32)%    15.24%     22.21%
RATIOS TO AVERAGE NET ASSETS(5)
Operating expenses..................................      3.07%      4.02%      3.26%      3.13%      3.15%
Operating expenses (excluding commercial paper
  expenses).........................................      1.02%      1.04%      1.01%      0.91%      0.80%
Net investment income(2)............................      7.35%      7.98%      7.84%      7.26%      7.84%
SUPPLEMENTAL DATA
Portfolio turnover..................................        10%        15%        17%        10%        12%
Net assets, end of year (000).......................  $347,114   $329,178   $326,176   $384,807   $376,685
COMMERCIAL PAPER INFORMATION
Aggregate amount outstanding at end of period
  (000).............................................  $143,000   $143,000   $143,000   $143,000   $143,000
Average daily amortized cost of commercial paper
  outstanding (000).................................  $141,686   $141,152   $141,157   $141,063   $141,704
Asset coverage per $1,000 at end of year............  $  3,440   $  3,294   $  3,268   $  3,684   $  3,625

------------------------------------
(1) Based on average shares outstanding.

(2) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.08, increase net realized and unrealized gains and losses per share by $0.08, and decrease the ratio of net investment income to average net assets from 7.99% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3) Net asset value and market value are published in The Wall Street Journal each Monday.

(4) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Brokerage commissions are not reflected.

(5) As a percentage of average weekly net assets which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

     Duff & Phelps Utility and Corporate Bond Trust Inc. (the "Fund") was organized in Maryland on November 23, 1992 as a diversified, closed-end management investment company with operations commencing on January 29, 1993.

     The Fund's investment objective is to seek high current income consistent with investing in securities of investment-grade quality. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of Utility Income Securities, Corporate Income Securities, Mortgage-Backed Securities and Asset-Backed Securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the "Board"). The relative illiquidity of some securities in the Fund's portfolio may adversely affect the ability of the Fund to accurately value such securities on the open market. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board.

     Debt securities having a remaining maturity of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. All discounts/premiums are accreted/amortized for financial reporting purposes (see "Change in Accounting Principle" note).

FEDERAL INCOME TAXES: It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient net income and capital gains, if any, to shareholders to qualify as a regulated investment company. For this reason, no Federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends to shareholders on a monthly basis. The dividends are recorded by the Fund on the ex-dividend date.

REPURCHASE AGREEMENTS: Repurchase agreements are fully collateralized by U.S. Treasury or Government Agency securities. All collateral is held through the Fund's custodian and is monitored daily so that its market value exceeds the carrying value of the repurchase agreement.

USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts for income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2.  AGREEMENTS

     The Fund has an Advisory Agreement with the Duff & Phelps Investment Management Co. (the "Adviser"), a subsidiary of Phoenix Investment Partners Ltd. and an Administration Agreement with Princeton Administrators, L.P. (the "Administrator").

     The investment advisory fee paid to the Adviser is computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly managed assets which is defined as the average weekly value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage).

     The administrative fee paid to the Administrator is also computed weekly and payable monthly at an annual rate of .15% of the Fund's average weekly net assets, (which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage) subject to a monthly minimum of $12,500.

     Pursuant to the agreements, the Adviser provides continuous supervision of the investment portfolio and pays the compensation of directors and officers of the Fund who are fulltime employees of the Adviser. The Administrator pays certain occupancy, clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

NOTE 3.  PORTFOLIO SECURITIES

     For the year ended December 31, 2001, the Fund had purchases of $60,242,139 and proceeds from sales of $48,911,609 of investment securities, other than short-term investments.

     The cost of investments of the Fund for federal income tax purposes was $536,240,575. The net unrealized depreciation aggregated $8,467,195 of which $7,045,915 related to appreciated securities and $15,513,110 related to depreciated securities.

NOTE 4.  SECURITIES LENDING

     The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned plus accrued interest. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fee income. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

     As of December 31, 2001, the Fund's custodian held cash and short-term investments having an aggregate value of $51,060,000 as collateral for portfolio securities loaned having a market value of $49,567,164. The collateral is included with Investments, at value, in the Statement of Assets and Liabilities.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 5.  COMMERCIAL PAPER

     As of December 31, 2001, $143,000,000 of commercial paper was outstanding with an amortized cost of $142,092,233. The average discount rate of commercial paper outstanding at December 31, 2001 was 3.14%. The average daily balance of commercial paper outstanding for the year ended December 31, 2001 was $141,686,993 at a weighted average discount rate of 4.81%. The maximum amount of commercial paper outstanding at any time during the year was $143,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $75,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.18% per annum on the unused balance. During the year ended December 31, 2001 there were no borrowings under this agreement.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

                         12/31/2001    12/31/2000
                         -----------   -----------
Distributions paid
  from:
  Ordinary Income......  $26,658,900   $27,212,037
  Net Long-term Capital
    Gains..............           --            --
                         -----------   -----------
Total Taxable
  Distributions........   26,658,900    27,212,037

     As of December 31, 2001, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary
  income -- net....................  $    991,148
Undistributed long-term capital
  gains -- net.....................             0
                                     ------------
Total undistributed earnings.......  $    991,148
Capital loss carryforward..........    (4,672,071)*
Unrealized gains/(losses) -- net...    (8,627,363)**
                                     ------------
Total accumulated
  earnings/(losses) -- net.........  $(12,308,286)
                                     ============

---------------
 * On December 31, 2001, the Fund had a net capital loss carryforward of $4,672,071, which expires in 2003. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable primarily to: the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

NOTE 7.  CAPITAL

     Of the 26,244,968 shares of common stock outstanding at December 31, 2001, Phoenix Investment Partners Ltd. owned 16,964 shares.

NOTE 8.  CHANGE IN ACCOUNTING PRINCIPLE

     As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The cumulative effect of this change had no impact on total net assets of the Fund, but resulted in a $8,393,623 reduction in cost of securities and a corresponding $8,393,623 increase in net unrealized appreciation, and a reduction of undistributed net in-

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

vestment income based on securities held by the Fund on January 1, 2001.

     The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $2,185,806, increase net unrealized appreciation by $2,095,070 and increase net realized gains by $90,736. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Duff & Phelps Utility and Corporate Bond Trust Inc.

     We have audited the accompanying statement of assets and liabilities of Duff & Phelps Utility and Corporate Bond Trust Inc., (the "Fund"), including the portfolio of investments, as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duff & Phelps Utility and Corporate Bond Trust Inc. at December 31, 2001, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

New York, New York
February 5, 2002

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Common shareholders are automatically enrolled in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, all distributions to common shareholders of dividends and capital gains will automatically be reinvested by The Bank of New York (the "Plan Agent") in additional shares of common stock of the Fund unless an election is made to receive distributions in cash. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gains distribution, if (1) the market price of shares on the valuation date equals or exceeds the net asset value of these shares, the Fund will issue new shares to you at net asset value, provided that the Fund will not issue new shares at a discount of more than 5% from the then current market price; or if
(2) the market price is lower than the net asset value, or if dividends or capital gains distributions are declared and payable only in cash, then the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares of common stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the common stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's common stock, resulting in the acquisition of fewer shares of common stock than if the dividend or distribution had been paid in common stock issued by the Fund. As described below, the Plan was amended, effective December 1, 1999, whereby the Fund will issue new shares in circumstances in which it will be beneficial to plan participants.

     The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions (or equivalent purchase costs) incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and with voluntary additional share investments. There are no other charges to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions (or equivalent purchase costs) as described above.

     The Plan also permits Plan participants to periodically purchase additional shares of common stock through the Plan by delivering to the Plan Agent a check for at least $100, but not more than $5,000 in any month. The Plan Agent will use the funds to purchase shares in the open market or in private transactions. The Fund will not issue any new shares in connection with voluntary additional share investments. Purchases made pursuant to the Plan will be made commencing at the time of the first dividend or distribution payment following the second business day after receipt of the funds for additional purchases, and may be aggregated with purchases of shares for reinvestment of the dividends and distributions. Shares will be allocated to the accounts of participants purchasing additional shares at the average price per share, plus a service charge imposed by the Plan Agent and brokerage commissions (or equivalent purchase costs) paid by the Plan Agent for all shares purchased by it, including for reinvestment of dividends and distributions. Checks drawn on a foreign bank are subject to collection and collection fees, and will be invested at the time of the next distribution after funds are collected by the Plan Agent.

     The Plan Agent will make every effort to invest funds promptly, and in no event more than 30 days after the Plan Agent receives a dividend or distribution, except where postponement is deemed necessary to comply with applicable provisions of the federal securities laws.

     Funds sent to the Plan Agent for voluntary additional share investment may be recalled by the participant by written notice received by the Plan Agent not later than two business days before the next distribution payment date. If for any reason a regular monthly distribution is not paid by the Fund, funds for voluntary additional share investment will be returned to the participant, unless the participant specifically directs that they continue to be held by the Plan Agent for subsequent investment.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a common shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. There is no penalty for non-participation in or withdrawal from the Plan, and shareholders who have withdrawn from the Plan may rejoin it at any time. The Plan Agent imposes charges on participants for selling participants shares on termination of participation (currently $5.00 plus $.10 per share). The Fund reserves the right to amend the Plan to institute a service charge to participants.

     The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     Common shareholders whose common stock is held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

     In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

     The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all participants in the Plan at least 90 days before the record date for the dividend or distribution. The Plan may also be amended or terminated by the Plan Agent by at least 90 days' written notice to all participants in the Plan. All questions concerning the Plan should be directed to the Plan Agent by calling 1-800-524-4458.

                   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     Of the Trust's distributions paid to shareholders from ordinary income during the calendar year ended December 31, 2001, 14.52% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Trust have been allocated on a pro-rata basis.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                       ADDITIONAL INFORMATION (UNAUDITED)

     During the period, there have been no material changes in the Fund's investment objective or fundamental policies that have not been approved by the shareholders. There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no changes in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

     The Board of Directors has adopted a stock compensation program utilizing shares of the Fund. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

                                FUND MANAGEMENT

INDEPENDENT DIRECTORS

    Information pertaining to the Directors and Officers of the Fund is set forth below. The address of each individual, unless otherwise noted, is Duff & Phelps Investment Management Co., 55 E. Monroe Street, Chicago, IL 60603.

                                                                                NUMBER OF
                                         TERM OF                               PORTFOLIOS
                                       OFFICE AND                                IN FUND
                           POSITIONS    LENGTH OF                                COMPLEX
                           HELD WITH      TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN     OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        FUND       SERVED(1)      DURING PAST 5 YEARS     BY DIRECTOR         BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
E. Virgil Conway           Director    Director      Chairman, Rittenhouse         33        Trustee/Director of
  Rittenhouse Advisors,                since         Advisors, LLC                           Consolidated Edison
  LLC                                  December      (consulting firm) since                 Company of New York,
  101 Park Avenue                      1995          2001. Chairman and                      Inc. (1970-present),
  New York, NY 10178                                 Board Member of the                     Union Pacific Corp.
  Age: 72                                            Metropolitan                            (1978-present), Urstadt
                                                     Transportation                          Biddle Property Corp.
                                                     Authority (1992-2001).                  (1989-present),
                                                                                             Accuhealth, Inc. (1994-
                                                                                             present). Chairman and
                                                                                             Trustee of the Harlem
                                                                                             Youth Development
                                                                                             Foundation (1987-
                                                                                             present). Chairman and
                                                                                             Director of New York
                                                                                             Housing Partnership
                                                                                             Development Corp.
                                                                                             (1981-present).
                                                                                             Director/ Trustee, Pace
                                                                                             University
                                                                                             (1978-present), Josiah
                                                                                             Macy, Jr., Foundation
                                                                                             (1973-present), Realty
                                                                                             Foundation of New York
                                                                                             (1972-present).
William W. Crawford        Director    Director      Currently retired.             7
  3003 Gulf Shore Blvd                 since May     Former President and
  #401                                 1996          Chief Operating Officer
  Naples, FL 34103                                   of Hilliard, Lyons,
  Age: 73                                            Inc., a registered
                                                     broker-dealer.
Harry Dalzell-Payne        Director    Director      Currently retired.            33
  The Flat                             since July    Formerly a Major
  Elmore Court                         1996          General of the British
  Elmore, GLOS GL2 3NT,                              Army.
  UK
  Age: 72

                                                                                NUMBER OF
                                         TERM OF                               PORTFOLIOS
                                       OFFICE AND                                IN FUND
                           POSITIONS    LENGTH OF                                COMPLEX
                           HELD WITH      TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN     OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        FUND       SERVED(1)      DURING PAST 5 YEARS     BY DIRECTOR         BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
William N. Georgeson       Director    Director      Currently retired.             7
  575 Glenwood Road                    since         Former Vice President
  Lake Forest, IL 60045                January       of Nuveen Advisory
  Age: 74                              1993          Corp., an investment
                                                     adviser. Director,
                                                     Concordia University
                                                     Foundation (charity)
                                                     (1994-present).
Eileen A. Moran            Director    Director      President and Chief            7
  PSEG Resources, Inc.                 since         Executive Officer, PSEG
  80 Park Plaza T-22                   August 1996   Resources Inc. (1990-
  Newark, NJ 07102                                   present).
  Age: 47
Everett L. Morris          Director    Director      Vice President of W.H.        33
  W.H. Reaves and Company              since         Reaves and Company
  10 Exchange Place                    January       (since 1993). Prior to
  Jersey City, NJ 07302                1993          March 1993, Director of
  Age: 73                                            Public Service
                                                     Enterprise Group
                                                     Incorporated and
                                                     President and Chief
                                                     Operating Officer of
                                                     Enterprise Diversified
                                                     Holdings Incorporated.
                                                     Prior to January 1992,
                                                     Senior Executive Vice
                                                     President and Chief
                                                     Financial Officer of
                                                     Public Service Electric
                                                     and Gas Company. Prior
                                                     to 1991, Director of
                                                     First Fidelity Bank,
                                                     N.A., N.J.
Richard A. Pavia           Director    Director      Currently retired. Vice        7
  7145 North Ionia Avenue              since         Chairman Cook County
  Chicago, IL 60646                    January       Illinois President's
  Age: 71                              1993          Advisory Council-Forest
                                                     Preserve District
                                                     (since 1997). Special
                                                     Consultant, K&D
                                                     Facilities Resource
                                                     Corp. (since 1995).
                                                     Former Chairman and
                                                     Chief Executive Officer
                                                     of Speer Financial,
                                                     Inc., a regional
                                                     company specializing in
                                                     public finance.

INTERESTED DIRECTORS

    The persons listed below are "interested persons" of the Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                  TERM OF                            NUMBER OF
                                                  OFFICE                            PORTFOLIOS
                                                    AND                               IN FUND
                             POSITIONS HELD       LENGTH          PRINCIPAL           COMPLEX
                                  WITH            OF TIME       OCCUPATION(S)        OVERSEEN     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             FUND            SERVED     DURING PAST 5 YEARS    BY DIRECTOR     HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries(2)    Chairman of the        Director    Chairman of the            34        Director, The Empire
  8477 Bay Colony Drive   Board of Directors     since       Board of Directors                   District Electric
  #902                    and President          January     and President of the                 Company.
  Naples, FL 34108                               1993        Registrant. Until
  Age: 71                                                    May 13, 1997,
                                                             Chairman of the
                                                             Board of Directors
                                                             of Phoenix
                                                             Investment Partners,
                                                             Ltd. ("PXP"). Prior
                                                             to July 1995, Chief
                                                             Executive Officer of
                                                             the predecessor of
                                                             PXP and Chairman of
                                                             the Board of Duff &
                                                             Phelps Investment
                                                             Management Co.
Philip R. McLoughlin(3)   Director               Director    Director and Chief         44        Director, The
  56 Prospect Street                             since       Executive Officer                    Phoenix Companies,
  Hartford, CT 06115                             July 1996   (1995-present) and                   Inc. (since 2001).
  Age: 55                                                    Chairman (1997-                      Director, PXRE Group
                                                             present), PXP.                       (1985- present), and
                                                             Executive Vice                       World Trust Fund
                                                             President and Chief                  (1991- present).
                                                             Investment Officer,
                                                             The Phoenix
                                                             Companies, Inc.
                                                             (since 2001).
                                                             Director,
                                                             (1994-present) and
                                                             Executive Vice
                                                             President,
                                                             Investments,
                                                             (1988-present)
                                                             Phoenix Life Mutual
                                                             Insurance Company.
                                                             Director, Phoenix
                                                             Distribution Holding
                                                             Company and Phoenix
                                                             Investment
                                                             Management Company
                                                             (2001-present).
                                                             Director, Aberdeen
                                                             Asset Management plc
                                                             (1986-present).

                                                  TERM OF                            NUMBER OF
                                                  OFFICE                            PORTFOLIOS
                                                    AND                               IN FUND
                             POSITIONS HELD       LENGTH          PRINCIPAL           COMPLEX
                                  WITH            OF TIME       OCCUPATION(S)        OVERSEEN     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             FUND            SERVED     DURING PAST 5 YEARS    BY DIRECTOR     HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------
                                                             Director (1983-
                                                             present) and
                                                             Chairman
                                                             (1995-present)
                                                             Phoenix Investment
                                                             Counsel, Inc.
                                                             Director
                                                             (1984-present),
                                                             Chairman (1990-
                                                             present) and
                                                             President
                                                             (1990-2000), Phoenix
                                                             Equity Planning
                                                             Corporation.
                                                             Chairman and Chief
                                                             Executive Officer,
                                                             Phoenix/Zweig
                                                             Advisers (1999-
                                                             present). Director
                                                             and Executive Vice
                                                             President, Phoenix
                                                             Life and Annuity
                                                             Company
                                                             (1996-present),
                                                             Director and
                                                             Executive Vice
                                                             President, PHL
                                                             Variable Insurance
                                                             Company (1995-
                                                             present), and
                                                             Director, Phoenix
                                                             National Trust
                                                             Company (1996-
                                                             present). Director,
                                                             W.S. Griffith
                                                             Securities Inc.
                                                             (1992-present).
                                                             Director and Vice
                                                             President, PM
                                                             Holdings, Inc.
                                                             (1985-present).

---------------
(1) Directors are elected on an annual basis at the Annual Shareholders' meeting.

(2) Mr. Jeffries is an interested person of the Fund by reason of his position as President of the Registrant.

(3) Mr. McLoughlin is an interested person of the Fund by reason of his position with PXP and its affiliates.

OFFICERS OF THE FUND

                                     POSITION(S) HELD
                                       WITH FUND AND
                                      LENGTH OF TIME               PRINCIPAL OCCUPATION(S)
NAME, (AGE) AND ADDRESS                   SERVED                     DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------
Dennis A. Cavanaugh            Senior Vice President since      Executive Vice President
  Age: 58                      1993 and Chief Investment        (1994- present), Senior Vice
                               Officer since 1995.              President (1990-1994), Duff &
                                                                Phelps Investment Management
                                                                Co.
---------------------------------------------------------------------------------------------
Alan M. Meder                  Treasurer since 2000.            Senior Vice President and
  Age: 42                                                       Chief Operations Officer of
                                                                Duff & Phelps Investment
                                                                Management Co.
                                                                (1997-present).
---------------------------------------------------------------------------------------------
Nancy J. Engberg               Secretary since 1999.            Vice President and Counsel,
56 Prospect Street                                              Phoenix Investment Partners,
Hartford, CT 06115-0480                                         Ltd. since 1999. Second Vice
  Age: 45                                                       President and Counsel,
                                                                Phoenix Home Life Mutual
                                                                Insurance Company (1994
                                                                -1999).

DIRECTORS

Francis E. Jeffries, Chairman
E. Virgil Conway
William W. Crawford
William N. Georgeson
Philip R. McLoughlin
Eileen A. Moran
Everett L. Morris
Richard A. Pavia
Harry Dalzell-Payne

OFFICERS

Francis E. Jeffries
President & Chief Executive Officer

Dennis A. Cavanaugh
Senior Vice President, Chief Investment Officer & Assistant
Treasurer

Alan Meder
Treasurer

Nancy J. Engberg
Secretary

INVESTMENT ADVISER

Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, IL 60603
(312) 541-5555

ADMINISTRATOR

Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN AND TRANSFER AGENT

The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(800) 524-4458

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom (Illinois)
333 West Wacker Drive
Chicago, IL 60606
This report is for stockholder information.
This is not a prospectus intended for use in the purchase or sale of Fund shares. Information contained in this report is dated and subject to change. Past performance is no guarantee of future results.

Duff & Phelps Utility and Corporate Bond Trust Inc.
55 East Monroe Street
Chicago, IL 60603
                                 DUFF & PHELPS
                                  UTILITY AND
                                   CORPORATE
                                BOND TRUST INC.

             [DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST LOGO]
                                 ANNUAL REPORT
                               DECEMBER 31, 2001